Significant and Critical Accounting Policies and Practices (Details 1)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Computer equipment and software [Member]
Property and equipment, estimated useful life (years)	3 years	3 years
Furniture and fixture [Member]
Property and equipment, estimated useful life (years)	5 years	5 years